Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2023
Revenues and other income
Schedule of information about sales from operations
(€ million)	Exploration & Production	Global Gas & LNG Portfolio	Enilive, Refining and Chemicals	Plenitude & Power	Corporate and Other activities	Total
2023
Sales from operations	10,843	16,910	52,165	13,598	201	93,717
Products sales and service revenues
Sales of crude oil	3,632		22,053			25,685
Sales of oil products	1,081		24,427			25,508
Sales of natural gas and LNG	5,858	16,638	23	4,431		26,950
Sales of petrochemical products			4,385			4,385
Sales of power				7,252		7,252
Sales of other products	44	23	333	106	3	509
Services	228	249	944	1,809	198	3,428
Products sales and service revenues	10,843	16,910	52,165	13,598	201	93,717
Transfer of goods/services
Goods/Services transferred in a specific moment	10,526	16,825	51,892	13,598	64	92,905
Goods/Services transferred over a period of time	317	85	273		137	812
2022
Sales from operations	12,889	41,230	58,470	19,726	197	132,512
Products sales and service revenues
Sales of crude oil	5,438		20,839			26,277
Sales of oil products	1,070		29,700			30,770
Sales of natural gas and LNG	6,108	40,840	65	5,571		52,584
Sales of petrochemical products			6,241		3	6,244
Sales of power				12,448		12,448
Sales of other products	68		411	223	2	704
Services	205	390	1,214	1,484	192	3,485
Products sales and service revenues	12,889	41,230	58,470	19,726	197	132,512
Transfer of goods/services
Goods/Services transferred in a specific moment	12,585	41,047	58,145	19,599	65	131,441
Goods/Services transferred over a period of time	304	183	325	127	132	1,071
2021
Sales from operations	8,846	16,973	40,051	10,517	188	76,575
Products sales and service revenues
Sales of crude oil	3,573		14,710			18,283
Sales of oil products	885		18,739			19,624
Sales of natural gas and LNG	4,122	16,608	34	3,245		24,009
Sales of petrochemical products			5,652		7	5,659
Sales of power				5,104		5,104
Sales of other products	40	6	132	212	1	391
Services	226	359	784	1,956	180	3,505
	8,846	16,973	40,051	10,517	188	76,575
Transfer of goods/services
Goods/Services transferred in a specific moment	8,506	16,823	39,836	10,517	72	75,754
Goods/Services transferred over a period of time	340	150	215		116	821

Schedule of revenue associated with liabilities and performance obligations
(€ million)	2023	2022	2021
Revenues associated with contract liabilities at the beginning of the period	642	157	658
Revenues associated with performance obligations totally or partially satisfied in previous years	1,087	1	30

Schedule of information about other income and revenues
(€ million)	2023	2022	2021
Gains from sale of assets and businesses	27	48	107
Other proceeds	1,072	1,127	1,089
	1,099	1,175	1,196